Financial instruments and risk concentration (Tables)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Allowance for losses based on the expected collectability of accounts receivable
Details of these Accounts receivable allowances are as follows:

Accounts Receivable Allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2013	$31	$(9)	$—	$22
2012	19	12	—	31
2011	18	1	—	19